Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Trade payables	262	384
Other payables	728	383
	990	767
Current
Trade payables	169,036	173,157
Advances from customers	9,162	22,609
Amounts due to related parties (Note 28)	682	—
Taxes payable	10,117	9,499
Dividends payables	18,026	703
Other payables	3,042	939
	210,065	206,907
Total trade and other payables	211,055	207,674